Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
General Dynamics Corp., 2.13%, 08/15/26	$5,980	$5,973,748
L3Harris Technologies, Inc., 3.85%, 12/15/26(a)	8,150	8,129,980
RTX Corp.
2.65%, 11/01/26(a)	9,106	9,069,085
5.75%, 11/08/26	17,913	17,961,878
		41,134,691
Agriculture — 1.3%
Altria Group, Inc., 2.63%, 09/16/26(a)	7,127	7,112,686
Archer-Daniels-Midland Co., 2.50%, 08/11/26	13,017	13,010,556
BAT Capital Corp., 3.22%, 09/06/26	14,288	14,267,517
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	10,007	9,999,107
		44,389,866
Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26(a)	3,644	3,627,784
United Airlines Pass-Through Trust, Series 2014-2, Class A, 3.75%, 03/03/28	3,974	3,972,381
		7,600,165
Apparel — 0.4%
NIKE, Inc., 2.38%, 11/01/26	12,842	12,783,276
Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.30%, 09/09/26(a)	10,740	10,706,500
2.30%, 09/09/26(a)	7,100	7,083,806
4.40%, 10/05/26(a)	9,931	9,928,560
Ford Motor Co., 4.35%, 12/08/26(a)	23,023	22,983,410
Ford Motor Credit Co. LLC
2.70%, 08/10/26	20,255	20,245,412
5.13%, 11/05/26	16,866	16,873,374
PACCAR Financial Corp.
5.05%, 08/10/26	4,399	4,399,067
5.20%, 11/09/26(a)	6,431	6,446,352
Series R, 4.50%, 11/25/26(a)	5,417	5,420,740
Toyota Motor Credit Corp.
4.55%, 08/07/26	9,393	9,391,462
5.00%, 08/14/26	8,184	8,185,401
5.40%, 11/20/26(a)	12,353	12,397,358
		134,061,442
Banks — 21.8%
Bank of America Corp.
4.25%, 10/22/26	27,289	27,282,442
6.22%, 09/15/26(a)	5,155	5,164,740
Bank of Montreal
1.25%, 09/15/26(a)	16,944	16,885,546
5.27%, 12/11/26	14,585	14,634,238
Bank of New York Mellon(The)
1.05%, 10/15/26(a)	5,920	5,882,845
2.45%, 08/17/26	9,435	9,425,744
Bank of Nova Scotia(The)
1.30%, 09/15/26(a)	11,514	11,476,330
2.70%, 08/03/26	17,634	17,634,000
5.35%, 12/07/26	14,966	15,022,266
BPCE SA, 3.38%, 12/02/26	7,542	7,518,518
Canadian Imperial Bank of Commerce/New York, 5.93%, 10/02/26(a)	10,604	10,633,675
Citibank N.A., 5.49%, 12/04/26(a)	27,168	27,250,957
Citigroup, Inc.
3.20%, 10/21/26	40,039	39,948,235
4.30%, 11/20/26	12,582	12,575,923
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York, 4.58%, 11/27/26(a)	$17,492	$17,511,059
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26(a)	6,074	6,074,808
5.50%, 10/05/26(a)	8,668	8,687,110
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26(a)	35,523	35,439,803
HSBC Holdings PLC, 4.38%, 11/23/26(a)	11,235	11,224,812
JPMorgan Chase & Co.
2.95%, 10/01/26	36,607	36,532,431
4.13%, 12/15/26(a)	25,365	25,345,669
7.63%, 10/15/26(a)	5,819	5,856,417
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	33,389	33,466,084
Mitsubishi UFJ Financial Group, Inc., 2.76%, 09/13/26(a)	12,643	12,619,664
Mizuho Financial Group, Inc., 2.84%, 09/13/26(a)	12,707	12,685,264
Morgan Stanley
4.35%, 09/08/26	29,793	29,779,974
6.25%, 08/09/26	9,073	9,073,228
Morgan Stanley Bank N.A., 5.88%, 10/30/26	21,068	21,123,717
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/26	8,899	8,890,538
Royal Bank of Canada, 1.40%, 11/02/26(a)	11,633	11,555,238
Santander Holdings USA, Inc., 3.24%, 10/05/26	12,209	12,182,607
State Street Bank & Trust Co., 4.59%, 11/25/26	14,765	14,780,047
State Street Corp., 5.27%, 08/03/26	15,074	15,074,000
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	25,433	25,343,311
3.01%, 10/19/26(a)	19,435	19,380,536
Toronto-Dominion Bank(The)
1.25%, 09/10/26	17,736	17,682,567
5.26%, 12/11/26	5,985	6,005,409
Truist Bank, 3.80%, 10/30/26	10,804	10,791,626
UBS AG/Stamford CT, 1.25%, 08/07/26(a)	19,705	19,698,640
Wachovia Corp., 7.57%, 08/01/26(b)	2,421	2,421,000
Wells Fargo & Co., 3.00%, 10/23/26	39,653	39,549,556
Wells Fargo Bank N.A., 5.25%, 12/11/26	25,619	25,696,101
Westpac Banking Corp.
2.70%, 08/19/26	14,047	14,037,916
4.60%, 10/20/26	9,569	9,577,284
		739,421,875
Beverages — 1.2%
Diageo Capital PLC, 5.38%, 10/05/26(a)	11,376	11,382,015
Keurig Dr. Pepper, Inc., 2.55%, 09/15/26	5,590	5,573,477
PepsiCo, Inc.
2.38%, 10/06/26(a)	14,314	14,269,500
5.13%, 11/10/26	9,937	9,951,365
		41,176,357
Biotechnology — 0.7%
Amgen, Inc., 2.60%, 08/19/26	17,869	17,854,271
Illumina, Inc., 4.65%, 09/09/26	7,125	7,125,178
		24,979,449
Building Materials — 0.2%
Owens Corning, 3.40%, 08/15/26	5,577	5,574,505
Chemicals — 0.5%
Ecolab, Inc., 2.70%, 11/01/26(a)	10,449	10,409,976
Nutrien Ltd., 4.00%, 12/15/26(a)	7,713	7,699,067
		18,109,043

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 0.5%
PayPal Holdings, Inc., 2.65%, 10/01/26(a)	$17,976	$17,925,039
Computers — 3.6%
Apple, Inc.
2.05%, 09/11/26	28,722	28,662,183
2.45%, 08/04/26	28,631	28,631,000
CGI, Inc., 1.45%, 09/14/26	8,498	8,461,719
Dell International LLC/EMC Corp., 4.90%, 10/01/26(a)	24,694	24,695,160
DXC Technology Co., 1.80%, 09/15/26(a)	5,669	5,651,786
Hewlett Packard Enterprise Co., 4.45%, 09/25/26	17,930	17,933,122
Kyndryl Holdings, Inc., 2.05%, 10/15/26(a)	9,494	9,443,557
		123,478,527
Cosmetics & Personal Care — 0.4%
Conopco, Inc., Series E, 7.25%, 12/15/26	3,288	3,318,584
Procter & Gamble Co. (The), 2.45%, 11/03/26(a)	11,960	11,908,370
		15,226,954
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	52,603	52,362,628
American Express Co., 1.65%, 11/04/26	14,047	13,959,129
Ameriprise Financial, Inc., 2.88%, 09/15/26	7,010	6,997,477
Charles Schwab Corp. (The), 5.88%, 08/24/26(a)	12,887	12,888,962
Mastercard, Inc., 2.95%, 11/21/26(a)	9,637	9,602,112
Sumisho Air Lease Corp., 1.88%, 08/15/26	17,155	17,136,840
Synchrony Financial, 3.70%, 08/04/26	6,170	6,170,000
		119,117,148
Electric — 4.8%
AEP Transmission Co. LLC, 3.10%, 12/01/26	6,088	6,062,936
Ameren Corp., 5.70%, 12/01/26	9,545	9,573,532
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(a)	3,097	3,091,947
Dominion Energy, Inc., Series D, 2.85%, 08/15/26	5,338	5,335,062
DTE Electric Co., 4.85%, 12/01/26(a)	7,126	7,141,424
DTE Energy Co., 2.85%, 10/01/26	8,510	8,488,278
Duke Energy Carolinas LLC, 2.95%, 12/01/26(a)	8,257	8,221,183
Duke Energy Corp., 2.65%, 09/01/26	21,848	21,819,764
Enel Americas SA, 4.00%, 10/25/26	8,350	8,329,528
Entergy Corp., 2.95%, 09/01/26	10,626	10,612,547
Entergy Louisiana LLC, 2.40%, 10/01/26	5,674	5,657,803
Eversource Energy, Series U, 1.40%, 08/15/26	3,712	3,707,768
Fortis, Inc./Canada, 3.06%, 10/04/26	15,701	15,656,532
National Rural Utilities Cooperative Finance Corp., 5.60%, 11/13/26(a)	5,641	5,656,869
Public Service Electric and Gas Co., 2.25%, 09/15/26(a)	6,022	6,007,607
Sempra, 5.40%, 08/01/26	7,190	7,190,000
Southern California Edison Co., 4.40%, 09/06/26(a)	6,565	6,560,649
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26(a)	5,649	5,635,668
Virginia Electric and Power Co., Series B, 2.95%, 11/15/26(a)	5,326	5,305,257
WEC Energy Group, Inc., 5.60%, 09/12/26	4,836	4,840,074
Xcel Energy, Inc., 3.35%, 12/01/26	7,333	7,306,067
		162,200,495
Electronics — 1.2%
Emerson Electric Co., 0.88%, 10/15/26	10,629	10,559,360
Honeywell International, Inc., 2.50%, 11/01/26(a)	20,818	20,728,460
Security	Par (000)	Value
Electronics (continued)
TD SYNNEX Corp., 1.75%, 08/09/26	$8,785	$8,780,434
		40,068,254
Environmental Control — 0.3%
Veralto Corp., 5.50%, 09/18/26	9,901	9,901,552
Food — 1.1%
Conagra Brands, Inc., 5.30%, 10/01/26	7,028	7,036,625
Flowers Foods, Inc., 3.50%, 10/01/26	5,598	5,583,905
Hershey Co. (The), 2.30%, 08/15/26	7,031	7,024,261
Ingredion, Inc., 3.20%, 10/01/26	7,114	7,093,794
Kroger Co. (The), 2.65%, 10/15/26(a)	10,630	10,593,150
		37,331,735
Health Care - Products — 1.6%
Abbott Laboratories, 3.75%, 11/30/26(a)	24,593	24,555,503
Agilent Technologies, Inc., 3.05%, 09/22/26	4,123	4,114,085
Baxter International, Inc., 2.60%, 08/15/26	3,560	3,556,288
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	6,990	6,990,278
5.00%, 12/05/26(a)	15,064	15,093,072
		54,309,226
Health Care - Services — 0.5%
Elevance Health, Inc., 4.50%, 10/30/26(a)	4,755	4,755,773
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	2,559	2,551,133
Universal Health Services, Inc., 1.65%, 09/01/26	8,169	8,148,055
		15,454,961
Holding Companies - Diversified — 1.6%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	3,436	3,421,596
Barings BDC, Inc., 3.30%, 11/23/26(a)	4,304	4,282,468
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	19,123	18,946,692
Blackstone Secured Lending Fund, 2.75%, 09/16/26(a)	10,005	9,974,152
Blue Owl Credit Income Corp., 3.13%, 09/23/26(a)	4,875	4,856,303
Golub Capital BDC, Inc., 2.50%, 08/24/26	8,511	8,494,535
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26(a)	4,076	4,076,000
		54,051,746
Home Builders — 0.3%
DR Horton, Inc., 1.30%, 10/15/26(a)	8,566	8,514,373
Insurance — 1.3%
Aflac, Inc., 2.88%, 10/15/26(a)	3,879	3,867,331
Allstate Corp. (The), 3.28%, 12/15/26	8,508	8,475,249
Arch Capital Finance LLC, 4.01%, 12/15/26	7,365	7,356,088
Lincoln National Corp., 3.63%, 12/12/26(a)	6,213	6,192,354
Old Republic International Corp., 3.88%, 08/26/26	7,858	7,855,365
Principal Financial Group, Inc., 3.10%, 11/15/26(a)	4,793	4,775,963
Reinsurance Group of America, Inc., 3.95%, 09/15/26(a)	5,651	5,648,399
		44,170,749
Internet — 1.2%
Alphabet, Inc., 2.00%, 08/15/26	27,383	27,357,855
Netflix, Inc., 4.38%, 11/15/26(a)	14,175	14,180,858
		41,538,713
Lodging — 0.2%
Marriott International, Inc./MD, 5.45%, 09/15/26(a)	6,406	6,406,258

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.7%
Caterpillar Financial Services Corp.
1.15%, 09/14/26(a)	$7,123	$7,098,055
2.40%, 08/09/26	3,188	3,186,272
4.45%, 10/16/26(a)	10,722	10,726,612
John Deere Capital Corp.
1.30%, 10/13/26(a)	5,276	5,246,343
2.25%, 09/14/26(a)	6,143	6,128,996
5.15%, 09/08/26(a)	7,705	7,712,508
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	10,550	10,519,335
Xylem, Inc./New York, 3.25%, 11/01/26(a)	6,879	6,859,396
		57,477,517
Manufacturing — 0.7%
3M Co., 2.25%, 09/19/26(a)	9,277	9,249,647
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	13,774	13,713,787
		22,963,434
Media — 0.2%
Walt Disney Co. (The), 3.38%, 11/15/26	5,839	5,824,585
Mining — 0.4%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/26	12,201	12,212,278
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26(a)	14,640	14,544,942
Oil & Gas — 1.9%
Diamondback Energy, Inc., 3.25%, 12/01/26	12,059	12,014,975
Exxon Mobil Corp., 2.28%, 08/16/26	14,248	14,236,894
Marathon Petroleum Corp., 5.13%, 12/15/26(a)	11,128	11,140,201
Phillips 66 Co., 3.55%, 10/01/26(a)	6,424	6,414,978
Shell International Finance BV, 2.50%, 09/12/26	14,243	14,218,587
Valero Energy Corp., 3.40%, 09/15/26(a)	6,044	6,038,424
		64,064,059
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26	9,961	9,881,344
Packaging & Containers — 0.2%
Sonoco Products Co., 4.45%, 09/01/26	7,039	7,038,385
Pharmaceuticals — 3.5%
AbbVie, Inc., 2.95%, 11/21/26(a)	52,898	52,682,565
Cardinal Health, Inc., 4.70%, 11/15/26	6,614	6,617,776
CVS Health Corp., 3.00%, 08/15/26	10,648	10,640,223
McKesson Corp., 1.30%, 08/15/26	7,051	7,042,190
Pfizer, Inc., 3.00%, 12/15/26	21,401	21,309,521
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	21,537	21,496,660
		119,788,935
Pipelines — 2.1%
Enbridge, Inc.
1.60%, 10/04/26(a)	7,131	7,099,180
4.25%, 12/01/26(a)	11,217	11,209,009
5.90%, 11/15/26	10,678	10,709,606
Energy Transfer LP, 6.05%, 12/01/26	14,820	14,879,676
Kinder Morgan, Inc., 1.75%, 11/15/26(a)	6,708	6,655,901
ONEOK, Inc., 5.55%, 11/01/26	10,703	10,724,784
Spectra Energy Partners LP, 3.38%, 10/15/26	8,468	8,447,425
		69,725,581
Security	Par (000)	Value
Real Estate Investment Trusts — 4.1%
American Tower Corp.
1.45%, 09/15/26(a)	$8,545	$8,514,828
3.38%, 10/15/26	14,317	14,285,218
AvalonBay Communities, Inc., 2.90%, 10/15/26(a)	3,060	3,051,300
Boston Properties LP, 2.75%, 10/01/26	14,288	14,248,340
Camden Property Trust, 5.85%, 11/03/26	7,029	7,046,667
CubeSmart LP, 3.13%, 09/01/26(a)	3,769	3,764,212
EPR Properties, 4.75%, 12/15/26	7,258	7,256,927
Equinix, Inc., 2.90%, 11/18/26(a)	8,033	7,997,306
ERP Operating LP, 2.85%, 11/01/26(a)	6,760	6,736,292
Kimco Realty OP LLC, 2.80%, 10/01/26(a)	7,138	7,120,466
Mid-America Apartments LP, 1.10%, 09/15/26(a)	3,930	3,914,447
NNN REIT, Inc., 3.60%, 12/15/26(a)	6,157	6,139,836
Prologis LP, 3.25%, 10/01/26(a)	5,255	5,246,072
Public Storage Operating Co., 1.50%, 11/09/26	8,890	8,828,796
Realty Income Corp., 4.13%, 10/15/26	9,196	9,190,777
Simon Property Group LP, 3.25%, 11/30/26(a)	11,045	11,007,090
Tanger Properties LP, 3.13%, 09/01/26(a)	4,516	4,509,035
UDR, Inc., 2.95%, 09/01/26	4,143	4,136,520
Ventas Realty LP, 3.25%, 10/15/26	6,303	6,288,619
		139,282,748
Retail — 1.9%
Home Depot, Inc.(The)
2.13%, 09/15/26(a)	14,320	14,284,960
4.95%, 09/30/26(a)	10,685	10,688,635
O'Reilly Automotive, Inc., 5.75%, 11/20/26	10,745	10,774,251
TJX Companies, Inc. (The), 2.25%, 09/15/26(a)	14,332	14,299,229
Walmart, Inc., 1.05%, 09/17/26(a)	16,236	16,177,209
		66,224,284
Semiconductors — 2.2%
Advanced Micro Devices, Inc., 4.21%, 09/24/26(a)	12,439	12,434,548
Analog Devices, Inc., 3.50%, 12/05/26	13,205	13,166,242
Broadcom, Inc., 3.46%, 09/15/26(a)	11,687	11,675,364
NVIDIA Corp., 3.20%, 09/16/26(a)	14,352	14,335,246
Texas Instruments, Inc., 1.13%, 09/15/26(a)	7,132	7,106,717
TSMC Arizona Corp., 1.75%, 10/25/26(a)	16,545	16,462,062
		75,180,179
Software — 3.0%
Concentrix Corp., 6.65%, 08/02/26(a)	613	613,000
Intuit, Inc., 5.25%, 09/15/26	10,622	10,622,054
Microsoft Corp.
2.40%, 08/08/26	46,768	46,750,166
3.40%, 09/15/26	10,212	10,203,068
Roper Technologies, Inc., 3.80%, 12/15/26	11,245	11,216,438
VMware LLC, 1.40%, 08/15/26	21,480	21,453,182
		100,857,908
Telecommunications — 0.8%
Cisco Systems, Inc., 2.50%, 09/20/26(a)	19,677	19,633,846
Rogers Communications, Inc., 2.90%, 11/15/26	6,937	6,903,453
		26,537,299
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 3.55%, 11/19/26(a)	7,441	7,423,718
Transportation — 1.2%
Canadian Pacific Railway Co., 1.75%, 12/02/26	16,223	16,084,608
CSX Corp., 2.60%, 11/01/26(a)	9,697	9,655,486
Ryder System, Inc.
1.75%, 09/01/26	3,926	3,916,957
2.90%, 12/01/26	4,918	4,890,836

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
United Parcel Service, Inc., 2.40%, 11/15/26	$6,986	$6,948,872
		41,496,759
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	4,865	4,851,608
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	4,111	4,096,652
Total Long-Term Investments — 78.5% (Cost: $2,669,677,172)		2,668,398,614
	Shares
Short-Term Securities
Money Market Funds — 23.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	105,839,788	105,871,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	697,800,000	697,800,000
Total Short-Term Securities — 23.7% (Cost: $803,641,499)		803,671,540
Total Investments — 102.2% (Cost: $3,473,318,671)		3,472,070,154
Liabilities in Excess of Other Assets — (2.2)%		(74,959,808)
Net Assets — 100.0%		$3,397,110,346

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,485,601	$—	$(52,564,028)(a)	$(33,398)	$(16,635)	$105,871,540	105,839,788	$408,479 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,210,000	676,590,000 (a)	—	—	—	697,800,000	697,800,000	4,534,764	—
				$(33,398)	$(16,635)	$803,671,540		$4,943,243	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,668,398,614	$—	$2,668,398,614
Short-Term Securities
Money Market Funds	803,671,540	—	—	803,671,540
	$803,671,540	$2,668,398,614	$—	$3,472,070,154

Portfolio Abbreviation
REIT	Real Estate Investment Trust